Regulatory matters - Approved Annual Revenue Increases (Details) - USD ($) $ in Thousands			3 Months Ended
	Aug. 01, 2021	Jun. 01, 2021	Jun. 30, 2021
BELCO (Bermuda) [Member]
Regulatory Liabilities [Line Items]
Weighted average cost of capital (percent)		7.50%
Authorized revenue		$ 211,432
Deferred earned revenue		$ 13,426
Deferred revenue, amortization period		5 years
Energy North Gas System | Subsequent Event
Regulatory Liabilities [Line Items]
Annual distribution revenue increase (decrease)	$ 1,300
Approved revenue increase (decrease)	7,600
Approved step increase (decrease)	4,000
Approved second step increase (decrease)	$ 3,200
Various
Regulatory Liabilities [Line Items]
Approved revenue increase (decrease)			$ 340